Expense Example (Bond Trust, USD $)	12 Months Ended
May 01, 2011
Series I Class, Bond Trust
Expense Example:
Year 1	$ 78
Year 3	243
Year 5	422
Year 10	942
Series II Class, Bond Trust
Expense Example:
Year 1	98
Year 3	306
Year 5	531
Year 10	1,178
Series NAV, Bond Trust
Expense Example:
Year 1	63
Year 3	199
Year 5	346
Year 10	$ 774